Subsequent Events (Details Narrative) - USD ($)	3 Months Ended
	Jun. 23, 2015	Mar. 31, 2015	Mar. 31, 2014
Proceeds from private placement	$ 280,000
Note issued	280,000
Preferred shares authorized		10,000,000	10,000,000
Debt converted to preferred stock	4,500,000
Unit note converted to preferred stock	$ 1,300,000
Warrants issued	240,305
Purchase of notes amount	$ 1,500,000
Preferred shares issued pursuant to note purchase	265,699
Warrants issued pursuant to note purchase	265,699
Securities purchase agreement	$ 1,000,000
Shares issued upon consideration	400,000
Warrants issued upon consideration	1,200,000
Common stock exchanged for preferred	30,000
Series B Preferred
Preferred shares authorized	4,000,000
Preferred conversion price per share	$ 7.00
Dividend rate	10.00%
Preferred stock issued for conversion of debt	641,335
Preferred stock issued for conversion of note	240,305
Warrant exercise price	$ 7
Securities purchase agreement, shares	142,857